Performance Management	Feb. 05, 2025
U.S. MANAGED VOLATILITY FUND - Class F Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 13.36% (12/31/2022) Worst Quarter: -23.18% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 13.36% (12/31/2022) Worst Quarter: -23.18% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.36%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the S&P 500 Index, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund — Class F	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
Return Before Taxes	15.56%	6.80%	8.02%	8.69%
Return After Taxes on Distributions	11.23%	3.78%	5.56%	6.98%
Return After Taxes on Distributions and Sale of Fund Shares	11.81%	4.87%	5.97%	6.94%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.67%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	15.38%	7.56%	9.68%	9.07%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.57%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes)
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Heading]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.
Bar Chart [Table]
Best Quarter: 10.68% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 10.68% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund — Class F	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	12.80%	5.21%	6.72%	5.58%
Return After Taxes on Distributions	10.51%	3.32%	4.78%	4.09%
Return After Taxes on Distributions and Sale of Fund Shares	8.99%	3.79%	4.94%	4.13%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%	3.99%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.87%	4.72%	7.26%	6.83%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	18.67%	11.17%	9.95%	7.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED MANAGED VOLATILITY FUND - Class F Prospectus | SIMT TAX-MANAGED MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 11.90% (06/30/2020) Worst Quarter: -20.36% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 11.90% (06/30/2020) Worst Quarter: -20.36% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.90%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.36%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the S&P 500 Index, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed Managed Volatility Fund — Class F	1 Year	5 Years	10 Years	Since Inception (12/20/2007)
Return Before Taxes	17.20%	8.95%	9.31%	9.25%
Return After Taxes on Distributions	11.95%	6.59%	7.53%	7.88%
Return After Taxes on Distributions and Sale of Fund Shares	14.05%	6.89%	7.30%	7.54%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.67%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	15.38%	7.56%	9.68%	8.96%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class F Prospectus | SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 14.33% (12/31/2022) Worst Quarter: -20.38% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 14.33% (12/31/2022) Worst Quarter: -20.38% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.33%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024) This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed International Managed Volatility Fund — Class F	1 Year	5 Years	Since Inception (10/17/2016)
Return Before Taxes	5.96%	2.28%	3.73%
Return After Taxes on Distributions	4.61%	1.62%	3.16%
Return After Taxes on Distributions and Sale of Fund Shares	4.19%	1.81%	3.00%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	5.53%	4.10%	6.17%
MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	5.42%	1.46%	4.25%
MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)	3.82%	4.73%	6.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. MANAGED VOLATILITY FUND - Class I Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 13.30% (12/31/2022) Worst Quarter: -23.24% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 13.30% (12/31/2022) Worst Quarter: -23.24% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.30%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.24%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the S&P 500 Index, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
Return Before Taxes	15.22%	6.51%	7.74%	8.39%
Return After Taxes on Distributions	10.97%	3.57%	5.35%	6.71%
Return After Taxes on Distributions and Sale of Fund Shares	11.58%	4.67%	5.76%	6.67%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.67%
U.S. Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	15.38%	7.56%	9.68%	9.07%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.57%

* The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND - Class I Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 10.60% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)

Bar Chart Closing [Text Block]
Best Quarter: 10.60% (06/30/2020) Worst Quarter: -19.29% (03/31/2020)

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	12.46%	4.95%	6.45%	5.29%
Return After Taxes on Distributions	10.15%	3.08%	4.55%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	8.80%	3.60%	4.74%	3.90%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%	3.99%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.87%	4.72%	7.26%	6.83%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	18.67%	11.17%	9.95%	7.82%

* The Fund's Class I Shares commenced operations on June 29, 2007. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average annual total returns of the Class F Shares, adjusted for the higher expenses of the Class I Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI
U.S. MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT US MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 13.43% (12/31/2022) Worst Quarter: -23.09% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 13.43% (12/31/2022) Worst Quarter: -23.09% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	13.43%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(23.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the S&P 500 Index, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
U.S. Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (10/28/2004)
Return Before Taxes	15.86%	7.07%	8.29%	8.82%
Return After Taxes on Distributions	11.42%	3.97%	5.75%	6.91%
Return After Taxes on Distributions and Sale of Fund Shares	12.02%	5.06%	6.16%	6.88%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.67%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	15.38%	7.56%	9.68%	9.07%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.57%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
GLOBAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT GLOBAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 10.66% (06/30/2020) Worst Quarter: -19.18% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.66%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(19.18%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Global Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (7/27/2006)
Return Before Taxes	13.17%	5.48%	7.00%	5.72%
Return After Taxes on Distributions	10.80%	3.53%	4.98%	4.11%
Return After Taxes on Distributions and Sale of Fund Shares	9.25%	3.99%	5.13%	4.15%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	5.53%	4.10%	4.80%	3.99%
MSCI World Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	10.87%	4.72%	7.26%	6.83%
MSCI World Index Return (Net) (reflects no deduction for fees or expenses)	18.67%	11.17%	9.95%	7.82%

* The Fund's Class Y Shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT TAX-MANAGED MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 11.91% (06/30/2020)
Worst Quarter: -20.26% (03/31/2020)
The Fund's Class Y Shares commenced operations on April 30, 2015. For the calendar year ended December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Bar Chart Closing [Text Block]

Best Quarter: 11.91% (06/30/2020)
Worst Quarter: -20.26% (03/31/2020)
The Fund's Class Y Shares commenced operations on April 30, 2015. For the calendar year ended December 31, 2015, the performance of the Fund's Class F Shares is shown. The Fund's Class F Shares are offered in a separate prospectus. Because Class Y Shares are invested in the same portfolio of securities, returns for Class Y Shares would have been substantially similar to those of Class F Shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses.

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	11.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the S&P 500 Index, and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed Managed Volatility Fund*	1 Year	5 Years	10 Years	Since Inception (12/20/2007)
Return Before Taxes	17.49%	9.23%	9.57%	9.41%
Return After Taxes on Distributions	12.16%	6.79%	7.73%	7.84%
Return After Taxes on Distributions and Sale of Fund Shares	14.28%	7.10%	7.50%	7.51%
S&P 500 Index Return (reflects no deduction for fees, expenses or taxes)	25.02%	14.53%	13.10%	10.67%
MSCI USA Minimum Volatility Index (Net) (reflects no deduction for fees, expenses or taxes)	15.38%	7.56%	9.68%	8.96%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)	23.81%	13.86%	12.55%	10.46%

* The Fund's Class Y Shares commenced operations on April 30, 2015. For periods prior to April 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND - Class Y Prospectus | SIMT TAX-MANAGED INTERNATIONAL MANAGED VOLATILITY FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y Shares of the Fund by showing changes in the Fund's performance from year to year for the past eight calendar years and by showing how the Fund's average annual returns for 1 and 5 years and since the Fund's inception compare with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)

Bar Chart Closing [Text Block]	Best Quarter: 14.39% (12/31/2022) Worst Quarter: -20.29% (03/31/2020)
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	14.39%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(20.29%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative

This table compares the Fund's average annual total returns to those of an appropriate broad-based index, the MSCI All Country World ex-USA Index (Net), and two additional indexes with characteristics relevant to the Fund's investment strategy.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some cases, the Fund's return after taxes may exceed the Fund's return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]
Tax-Managed International Managed Volatility Fund — Class Y	1 Year	5 Years	Since Inception (10/17/2016)
Return Before Taxes	6.24%	2.52%	3.99%
Return After Taxes on Distributions	4.78%	1.79%	3.34%
Return After Taxes on Distributions and Sale of Fund Shares	4.40%	1.98%	3.19%
MSCI All Country World ex-USA Index (Net) (reflects no deduction for fees or expenses)	5.53%	4.10%	6.17%
MSCI EAFE Minimum Volatility Index (Net) (reflects no deduction for fees or expenses)	5.42%	1.46%	4.25%
MSCI EAFE Index Return (Net) (reflects no deduction for fees or expenses)	3.82%	4.73%	6.59%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees or expenses)
Performance Availability Phone [Text]	1-800-DIAL-SEI